FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT [Text Block]

16. FINANCIAL INSTRUMENTS

Fair value

The Company's financial instruments measured at amortized cost as at March 31, 2024 and December 31, 2023 consist of cash, trade and amounts receivable, loans receivable, trade payables, contingencies, accrued liabilities, lease liabilities, and debt and loans payable. The amounts reflected in the unaudited condensed interim consolidated statements of financial position approximate fair value due to the short-term maturity of these instruments.

Financial instruments recorded at the reporting date at fair value are classified into one of three levels based upon the fair value hierarchy. Items are categorized based on inputs used to derive fair value based on:

Level 1 - quoted prices that are unadjusted in active markets for identical assets or liabilities

Level 2 - inputs other than quoted prices included in level 1 that are observable for the asset/liability either directly or indirectly; and

Level 3 - inputs for the instruments are not based on any observable market data.

The Company's contingent purchase considerations consist of the estimated fair value of contingent purchase consideration from the acquisitions of JustCBD in February 2022 and Original Hemp in March 2023. The amount for JustCBD is measured at FVPL as a Level 2 fair value financial instrument within the fair value hierarchy as at March 31, 2024. The fair value was determined using a simplified calculation which took the expected shares to be issued (632,484) multiplied by the Company's closing share price at March 31, 2024 ($2.31).  The amount for Original Hemp is measured at FVPL as a Level 3 fair value financial instrument within the fair value hierarchy as at March 31, 2024. The fair value was determined using discounted cash flow models utilizing two different rates, high (25.1%) and low (18.4%), to estimate the present value of the future cash outflows.  As valuations of investments for which market quotations are not readily available are inherently uncertain, may fluctuate within short periods of time and are based on estimates, determination of fair value may differ materially from the values that would have resulted if a ready market existed for the investments. Such changes may have a significant impact on the Company's financial condition or operating results.

The following tables present information about the Company's financial instruments and their classifications as at March 31, 2024 and December 31, 2023 and indicate the fair value hierarchy of the valuation inputs utilized to determine such fair value.

Fair value measurements at March 31, 2024 using:

	Level 1	Level 2	Level 3	Total
Financial liabilities:
Contingent purchase consideration from asset acquisitions and business combinations	$-	$1,461	$241	$1,702

Fair value measurements at December 31, 2023 using:

	Level 1	Level 2	Level 3	Total
Financial liabilities:
Contingent purchase consideration from asset acquisitions and business combinations	$-	$854	$241	$1,095

22. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

Environmental

The Company's growth and development activities are subject to laws and regulations governing the protection of the environment. These laws and regulations are continually changing and generally becoming more restrictive. The Company believes its operations are materially in compliance with all applicable laws and regulations. The Company has made, and expects to make in the future, expenditures to comply with such laws and regulations.

Fair value

The Company's financial instruments measured at amortized cost as at December 31, 2023 and December 31, 2022 consist of cash, restricted cash, trade and amounts receivable, loans receivable, trade payables, contingencies, accrued liabilities, contingent purchase consideration liabilities, lease liabilities, and debt and loans payable. The amounts reflected in the consolidated statements of financial position approximate fair value due to the short-term maturity of these instruments.

Financial instruments recorded at the reporting date at fair value are classified into one of three levels based upon the fair value hierarchy. Items are categorized based on inputs used to derive fair value based on:

Level 1 - quoted prices that are unadjusted in active markets for identical assets or liabilities

Level 2 - inputs other than quoted prices included in level 1 that are observable for the asset/liability either directly or indirectly; and

Level 3 - inputs for the instruments are not based on any observable market data.

The Company’s long-term investments require significant unobservable inputs and as discussed at Note 9, are measured at FVPL and as a Level 3 fair value financial instrument within the fair value hierarchy as at December 31, 2023. As discussed in Note 10, the Company’s contingent purchase considerations consist of the estimated fair value of contingent purchase consideration from the acquisitions of JustCBD in February 2022, NoCap in July 2022 and Original Hemp in March 2023. The amount for JustCBD is measured at FVPL as a Level 2 fair value financial instrument within the fair value hierarchy as at December 31, 2023. The amounts for NoCap and Original Hemp are measured at FVPL as a Level 3 fair value financial instrument within the fair value hierarchy as at December 31, 2023. As valuations of investments for which market quotations are not readily available are inherently uncertain, may fluctuate within short periods of time and are based on estimates, determination of fair value may differ materially from the values that would have resulted if a ready market existed for the investments. Such changes may have a significant impact on the Company’s financial condition or operating results.

The following tables present information about the Company's financial instruments and their classifications as at December 31, 2023 and 2022 and indicate the fair value hierarchy of the valuation inputs utilized to determine such fair value.

Fair value measurements at December 31, 2023 using:
Thousands of United States Dollars	Level 1	Level 2	Level 3	Total
Financial assets:
Investments (Note 9)	$-	$-	$-	$-

Financial liabilities:
Contingent purchase consideration from business combinations (Note 10)	$-	$854	$241	$1,095

Fair value measurements at December 31, 2022 using:
Thousands of United States Dollars	Level 1	Level 2	Level 3	Total
Financial assets:
Investments (Note 9)	$-	$-	$764	$764

Financial liabilities:
Contingent purchase consideration from business combinations (Note 10)	$-	$2,646	$901	$3,547

Risk management overview

The Company has exposure to credit, liquidity and market risks from its use of financial instruments. This note provides information about the Company's exposure to each of these risks, the Company's objectives, policies and processes for measuring and managing risk. Further quantitative disclosures are included throughout these condensed interim consolidated financial statements.

Credit risk

Credit risk is the risk of financial loss to the Company if a counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company's trade and other receivables, loans receivable and cash held with banks and other financial intermediaries.

The carrying amount of the cash, restricted cash, trade and amounts receivables, indemnification receivable, and loan receivable represents the maximum credit exposure as presented in the statement of financial position.

The Company has assessed that there has been no significant increase in credit risk of the loans receivable from initial recognition based on the financial position of the borrowers, and the regulatory and economic environment of the borrowers. Based on historical information, and adjusted for forward-looking expectations, the Company has assessed an insignificant loss allowance on the loans' receivable and advances as at December 31, 2023 and 2022.

The Company provides credit to certain customers in the normal course of business and has established credit evaluation and monitoring processes to mitigate credit risk. Credit risk for customers is assessed on a case-by-case basis and an allowance for specific expected credit losses is recorded where required, in addition to an estimate of lifetime expected credit losses for the portfolio of accounts receivable. See credit risk analysis for trade receivables at Note 6.

The Company held cash and restricted cash of $4.4 million as at December 31, 2023 (2022 - $8.9 million), of which, $4.4 million (2022 - $8.9 million) is held with large financial institutions and national central banks. The remaining cash amount of less than $0.1 million cash (2022 - less than $0.1 million) are held with financial intermediaries in the United States, Canada, Germany and United Kingdom. The Company has assessed no significant increase in credit risk from initial recognition based on the availability of funds, and the regulatory and economic environment of the financial intermediary. As a result, the loss allowance recognized during the period was limited to twelve months of expected credit losses. Based on historical information, and adjusted for forward-looking expectations, the Company has assessed an insignificant loss allowance on these cash and restricted cash balances as at December 31, 2023 and 2022.

Market risk

Market risk is the risk that changes in market conditions, such as commodity prices, foreign exchange rates, and interest rates, will affect the Company's net income or the value of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable limits, while maximizing the Company's returns.

Foreign currency exchange rate risk is the risk that the fair value of future cash flows will fluctuate due to changes in foreign exchange rates. The Company does not currently use foreign exchange contracts to hedge its exposure to currency rate risk as management has determined that this risk is not significant. As such, the Company's financial position and financial results may be adversely affected by the unfavorable fluctuations in currency exchange rates.

As at December 31, 2023, the Company had the following monetary assets and liabilities denominated in foreign currencies:

December 31, 2023	CAD	GBP	EUR
Thousands of foreign currencies
Cash	969	35	1
Amounts receivable	2,995	125	-
Loans receivable	-	-	-
Trade payables	(6,767)	(22)	(18)
Accrued liabilities	(48)	(69)	-
Lease liability	(126)	(41)	-
Long term debt	(2,560)	-	-
Net carrying value	(5,537)	28	(17)

As at December 31, 2022, the Company had the following monetary assets and liabilities denominated in foreign currencies:

December 31, 2022	CAD	COP	GBP	EUR	CHF
Thousands of foreign currencies
Cash	1,691	2,961,487	64	1	-
Amounts receivable	2,964	15,127,223	61	-	-
Loans receivable	-	-	-	-	250
Trade payables	(9,333)	(2,975,794)	(56)	(161)	-
Accrued liabilities	(522)	(1,173,118)	(22)	-	-
Lease liability	(153)	(1,809,970)	(17)	-	-
Long term debt	(1,446)	-	-	-	-
Net carrying value	(6,799)	12,129,828	30	(160)	250

Monetary assets and liabilities denominated in Canadian dollars, Colombian pesos, British pounds, Euros and Swiss Francs are subject to foreign currency risk. The Company has estimated that as at December 31, 2023, the effect of a 10% increase or decrease in Canadian dollars, British pounds, and Euros against the Unites States dollar on financial assets and liabilities would result in an increase or decrease of approximately $0.4 million (December 31, 2022 - $0.1 million) to net loss and comprehensive loss. Subsequent to December 31, 2023 and through the date of issuance of these financial statements, the exchange rates remained within the 10% range discussed above, and the Company does not expect significant changes in unsettled transactions from December 31, 2023.

The Company calculates this sensitivity analysis based on the net financial assets denominated in each currency using the December 31 exchange rate, then changing the rate by 10%. Management determined 10% is a 'reasonably possible' change in foreign currency rates by considering the approximate change in rates in the prior twelve months.

It is management's opinion that the Company is not subject to significant commodity or interest rate risk.

Management considers concentration risk with counterparties considering the level of purchases and sales of its business segments (Note 24). Several of the Company's business units purchase substantially all their inventory or materials from a single supplier.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with its financial liabilities. The Company’s financial liabilities consist of trade payables and accrued liabilities, loans payable and debt, and lease liabilities as presented on the statement of financial position. The Company had cash and restricted cash as presented on the statement of financial position. As discussed in Note 13, the Company has 2.2 million Euros ($2.4 million USD) available on credit facilities through one of its German subsidiaries as of December 31, 2023. The Company has no other available credit lines of facilities to draw borrowings from should additional liquidity be needed. The Company’s policy is to review liquidity resources and ensure that sufficient funds are available to meet financial obligations as they become due. Further, the Company's management is responsible for ensuring funds exist and are readily accessible to support business opportunities as they arise.

Trade payables and accrued liabilities consist of invoices payable to trade suppliers for administration and professional expenditures. The Company processes invoices within a normal payment period. Trade payables have contractual maturities of less than 90 days. Some suppliers of materials and inventory require full prepayment from the Company prior to providing such goods to the Company. See schedule of future lease commitments at Note 14 and other commitments at Note 19.

The Company's long-term investments in equity of other entities are not publicly traded and there is not an active market to sell the investments for cash.

TruHC Pharma GmbH [Member]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT [Text Block]

11. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

Environmental

The Company's growth and development activities are subject to laws and regulations governing the protection of the environment. These laws and regulations are continually changing and generally becoming more restrictive. The Company believes its operations are materially in compliance with all applicable laws and regulations. The Company has made, and expects to make in the future, expenditures to comply with such laws and regulations.

Fair value

The Company’s financial instruments measured at amortized cost as at March 31, 2024 and December 31, 2023 consist of cash, trade and amounts payable, accrued liabilities, and debt. The amounts reflected in the statements of financial position approximate fair value for all financial instruments due to their short-term maturity, except for debt whose fair value as at March 31, 2024 is €577,354 (December 31, 2022 - €504,264).

Risk management overview

The Company has exposure to credit, liquidity and market risks from its use of financial instruments. This note provides information about the Company's exposure to each of these risks, the Company's objectives, policies and processes for measuring and managing risk.

Credit risk

Credit risk is the risk of financial loss to the Company if a counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company's trade and amounts receivable, and cash held with banks and other financial intermediaries.

The carrying amount of the cash represents the maximum credit exposure as presented in the statement of financial position.

The Company held cash of €13,899 as at March 31, 2024 (December 31, 2023 - €13,588). The Company has assessed no significant increase in credit risk from initial recognition based on the availability of funds, and the regulatory and economic environment of the financial intermediary. As a result, the loss allowance recognized during the period was limited to twelve months of expected credit losses. Based on historical information, and adjusted for forward-looking expectations, the Company has not assessed a loss allowance on these cash balances as at March 31, 2024 and December 31, 2023.

Market risk

Market risk is the risk that changes in market conditions, such as commodity prices, foreign exchange rates, and interest rates, will affect the Company's net income or the value of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable limits, while maximizing the Company's returns.

It is management's opinion that the Company is not subject to significant commodity or interest rate risk.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with its financial liabilities. The Company’s financial liabilities consist of trade and amounts payable, and accrued liabilities, and debt as presented on the statement of financial position. The Company had cash as presented on the statement of financial position. The Company has no available credit lines of facilities to draw borrowings from should additional liquidity be needed. The Company’s policy is to review liquidity resources and ensure that sufficient funds are available to meet financial obligations as they become due. Further, the Company's management is responsible for ensuring funds exist and are readily accessible to support business opportunities as they arise.

Trade and amounts payable, and accrued liabilities consist of invoices payable to trade suppliers for administration and professional expenditures. The Company processes invoices within a normal payment period. Trade payables have contractual maturities of less than 90 days. Some suppliers of materials require full prepayment from the Company prior to providing such goods to the Company. See schedule of future lease commitments at Note 9 and Note 2 for the Company’s assessment of the uncertainty related to the assumption of the Company continuing to operate as a going concern.

12.  FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

Environmental

The Company's growth and development activities are subject to laws and regulations governing the protection of the environment. These laws and regulations are continually changing and generally becoming more restrictive. The Company believes its operations are materially in compliance with all applicable laws and regulations. The Company has made, and expects to make in the future, expenditures to comply with such laws and regulations.

Fair value

The Company’s financial instruments measured at amortized cost as at December 31, 2023 and December 31, 2022 consist of cash, trade and amounts payable, accrued liabilities, and debt. The amounts reflected in the statements of financial position approximate fair value for all financial instruments due to their short-term maturity, except for debt whose fair value as at December 31, 2023 is €504,264 (December 31, 2022 - €228,704.

Risk management overview

The Company has exposure to credit, liquidity and market risks from its use of financial instruments. This note provides information about the Company's exposure to each of these risks, the Company's objectives, policies and processes for measuring and managing risk.

Credit risk

Credit risk is the risk of financial loss to the Company if a counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company's amounts receivable, and cash held with banks and other financial intermediaries.

The carrying amount of the cash and represents the maximum credit exposure as presented in the statement of financial position.

The Company held cash of €13,588 as at December 31, 2023 (2022 - €15,281). The Company has assessed no significant increase in credit risk from initial recognition based on the availability of funds, and the regulatory and economic environment of the financial intermediary. As a result, the loss allowance recognized during the period was limited to twelve months of expected credit losses. Based on historical information, and adjusted for forward-looking expectations, the Company has not assessed a loss allowance on these cash balances as at December 31, 2023 and 2022.

Market risk

Market risk is the risk that changes in market conditions, such as commodity prices, foreign exchange rates, and interest rates, will affect the Company's net income or the value of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable limits, while maximizing the Company's returns.

It is management's opinion that the Company is not subject to significant commodity or interest rate risk.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with its financial liabilities. The Company’s financial liabilities consist of trade and amounts payable, and accrued liabilities, and debt as presented on the statement of financial position. The Company had cash as presented on the statement of financial position. The Company has no available credit lines of facilities to draw borrowings from should additional liquidity be needed. The Company’s policy is to review liquidity resources and ensure that sufficient funds are available to meet financial obligations as they become due. Further, the Company's management is responsible for ensuring funds exist and are readily accessible to support business opportunities as they arise.

Trade and amounts payable, and accrued liabilities consist of invoices payable to trade suppliers for administration and professional expenditures. The Company processes invoices within a normal payment period. Trade payables have contractual maturities of less than 90 days. Some suppliers of materials require full prepayment from the Company prior to providing such goods to the Company. See schedule of future lease commitments at Note 9 and Note 2 for the Company’s assessment of the uncertainty related to the assumption of the Company continuing to operate as a going concern.